Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000237259 [Member] | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237259 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237259 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237259 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237259 [Member] | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237259 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237259 [Member] | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237259 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237259 [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237259 [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237259 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000237259 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000237259 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000237259 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000237259 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000237259 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000237259 [Member] | Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237259 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237259 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238839 [Member] | Viasat, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000238839 [Member] | Victoria's Secret & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238839 [Member] | Sphere Entertainment Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | Enova International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | Bread Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | Tutor Perini Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238839 [Member] | Benchmark Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238839 [Member] | Callaway Golf Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238839 [Member] | WesBanco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238839 [Member] | BankUnited, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238839 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238839 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000238839 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000238839 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000238839 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000238839 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000238839 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000238839 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238839 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238839 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%